As filed with the Securities and Exchange Commission on December 11, 2018

Securities Act File No. 333-208312

Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 75	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Anthony Geron, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 74 relates to the following funds:

J.P. Morgan International Equity Funds

JPMorgan International Hedged Equity Fund

JPMorgan Emerging Markets Research Enhanced Equity Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust IV, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 11th day of December, 2018.

JPMORGAN TRUST IV

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 11, 2018.

	JOHN F. FINN*	PETER C. MARSHALL*
	John F. Finn Trustee	Peter C. Marshall Trustee

	STEPHEN FISHER*	MARY E. MARTINEZ*
	Stephen Fisher Trustee	Mary E. Martinez Trustee

	KATHLEEN M. GALLAGHER*	MARILYN MCCOY*
	Kathleen M. Gallagher Trustee	Marilyn McCoy Trustee

	MATTHEW GOLDSTEIN* Matthew Goldstein Trustee	MITCHELL M. MERIN* Mitchell M. Merin Trustee

	DENNIS P. HARRINGTON*	ROBERT A. ODEN, JR.*
	Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	RAYMOND KANNER*	JAMES J. SCHONBACHLER*
	Raymond Kanner Trustee	James J. Schonbachler Trustee

	TIMOTHY J. CLEMENS* Timothy J. Clemens Treasurer and Principal Financial Officer	BRIAN S. SHLISSEL* Brian S. Shlissel President and Principal Executive Officer

*By	/S/ ZACH VONNEGUT-GABOVITCH
Zach Vonnegut-Gabovitch Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase